Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 6 – Commitments and Contingencies

Consulting Agreements

Business Advisory Services

In January 2019, an agreement for business advisory services that had expired on December 31, 2018 was further extended and now provides for an expiration date of December 31, 2019. In consideration of the extension of the term of the consulting agreement, the Company issued to the consultant a five-year, immediately vested warrant for the purchase of 100,000 shares of the Company’s common stock at an exercise price of $1.00 per share. The grant date value of the warrant of $56,000 was recognized immediately as stock-based compensation expense which is reflected as consulting expense in the unaudited condensed consolidated financial statements. The warrant was subject to the Company’s sequencing policy and, as a result, was recorded as a derivative liability. See Note 8 – Derivative Liabilities for additional details.

Operating Lease

The Company is a party to a lease for 6,800 square feet of space located in Melville, New York (the “Melville Lease”) with respect to its corporate and laboratory operations. The Melville Lease was scheduled to expire in March 2020 (subject to extension at the option of the Company for a period of five years) and calls for an annual base rental during the initial term ranging between $132,600 and $149,260. In June 2019, the Company exercised its option to extend the Melville Lease and entered into a lease amendment with the lessor whereby the five-year extension term will commence on January 1, 2020 with annual base rent ranging between $153,748 and $173,060.

The Company’s rent expense amounted to approximately $24,000 and $54,000 for the three and six months ended June 30, 2019, respectively. The Company’s rent expense amounted to approximately $31,000 and $61,000 for the three and six months ended June 30, 2018, respectively. Rent expense is reflected in general and administrative expenses and research and development expenses in the unaudited condensed consolidated statements of operations.

Litigations, Claims and Assessments

In the normal course of business, the Company may be involved in legal proceedings, claims or assessments arising from the ordinary course of business, and as of June 30, 2019, none are expected to materially impact the Company’s financial position.

The Company records legal costs associated with loss contingencies as incurred and accrues for all probable and estimable settlements.

Bonus Accruals

As of December 31, 2018, the Company had remaining accruals of approximately $91,000 for bonus milestones that were achieved in prior years and remained unpaid. As of June 30, 2019, the remaining accruals for bonus milestones achieved in prior years had been paid in full. In April 2019, the Company’s Compensation Committee and Board of Directors approved performance goals associated with cash bonuses payable to certain officers for the year ending December 31, 2019 and, as a result, the Company accrued $61,290 for 2019 cash bonuses as of June 30, 2019.

Note 9 – Commitments and Contingencies

Operating Lease

The Company is a party to a lease for 6,800 square feet of space located in Melville, New York (the “Melville Lease”) with respect to its corporate and laboratory operations. The Melville Lease expires in March 2020 (subject to extension at the option of the Company for a period of five years) and calls for an annual base rental during the initial term ranging between $132,600 and $149,260. The aggregate base rent payable over the lease term will be recognized on a straight-line basis. In connection with the operating lease, the Company paid the landlord a security deposit of $45,900, of which $12,076 and $11,724 were applied as rent payments in 2018 and 2017, respectively.

During the years ended December 31, 2018 and 2017, the Company received a credit of $12,991 and $21,237, respectively, towards its rent payments in connection with a tax rebate received by the landlord. The Company’s rent expense amounted to $122,739 and $115,885 for the years ended December 31, 2018 and 2017, respectively. Rent expense is reflected in general and administrative expenses and research and development expenses in the consolidated statements of operations.

Future minimum payments under this operating lease agreement is as follows:

For the Years Ending
December 31,	Amount
2019	$147,257
2020	37,315
$184,572

Consulting Agreements

In March 2017, a previously expired agreement for business advisory services was further amended and the agreement was reinstated effective January 1, 2017. The agreement provided for an expiration date of December 31, 2017 (the “New Business Advisory Extended Term”). In consideration of the extension of the term of the consulting agreement, the Company issued to the consultant an immediately vested five-year warrant for the purchase of 25,000 shares of common stock of the Company. See Note 10 – Stockholders’ Deficiency – Stock Warrants for details associated with the issuance of warrants as compensation. Concurrently, the Company entered into an exchange agreement with the consultant pursuant to which $30,000 of accrued consulting fees were exchanged for 10,000 shares of common stock of the Company and, in consideration thereof, the Company issued to the consultant an immediately vested five-year warrant for the purchase of 10,000 shares of common stock of the Company at an exercise price of $4.00 per share. The aggregate value of the shares and warrant was $36,300, and accordingly the Company recorded a loss on settlement of payables of $6,300 which is reflected within general and administrative expenses in the consolidated statements of operations. During each of the years ended December 31, 2018 and 2017, the Company recorded cash consulting fee expense of $180,000 related to the business advisory agreement. In January 2018, the term of the business advisory agreement was extended to December 31, 2018. In consideration of the extension of the term of the business advisory agreement, the Company issued to the consultant an immediately vested five-year warrant for the purchase of 30,000 shares of common stock of the Company at an exercise price of $4.00 per share. The aggregate grant date value of the warrant of $48,192 was recognized immediately as stock-based compensation expense which is reflected as consulting expense in the consolidated financial statements. Concurrently, the Company and the consultant agreed to exchange $38,000 of accrued consulting fees for 19,000 shares of common stock of the Company and a two-year warrant for the purchase of 4,750 shares of common stock of the Company at an exercise price of $4.00 per share, whose combined value is consistent with the carrying value of the liabilities being satisfied.

On July 10, 2018, as further amended on August 22, 2018 and October 25, 2018, the Company entered into a consulting agreement with a consultant for services through March 31, 2019. In consideration of the consulting services, the Company issued the consultant convertible notes in the aggregate principal amount of $260,000 which will be earned and recognized ratably over their respective consulting agreement term. During the year ended December 31, 2018, the Company recorded an aggregate $260,000 of marketing and promotion expense for services rendered with a corresponding credit to notes payable. The notes mature at dates between January 2019 and April 2019 and bear interest at the rate of 10% per annum, payable at maturity. Pursuant to the notes, the holder has the right, from time to time following the respective issue date, at its election, to convert all or part of the outstanding and earned principal and accrued interest into shares of common stock of the Company, at a price generally equal to the lesser of (i) $1.27 or $1.75 per share, depending on the note, and (ii) 65% of the fair market value of the Company’s common stock, as defined. The Company may prepay the notes prior to the maturity date provided the principal is prepaid in full, plus interest, plus a prepayment premium of 25% on the principal.

In July 2018, the Company and a consultant agreed to further extend a previously expired consulting agreement from May 2018 to December 2018. In consideration of the extension of the term of the consulting agreement, the Company issued to the consultant an immediately vested five-year warrant for the purchase of 35,000 shares of common stock of the Company at an exercise price of $4.00 per share. The aggregate grant date value of the warrant of $43,106 was recognized immediately as stock-based compensation expense which is reflected as consulting expense in the consolidated financial statements.

See Note 10 – Stockholders’ Deficiency – Warrant and Option Valuation and Note 10 – Stockholders’ Deficiency – Stock Warrants regarding details for the valuation of warrants and the Black-Scholes valuation assumptions.

Scientific Advisory Services

In July 2018 and December 2018, the Company entered into agreements with certain consultants to serve as members of its Scientific Advisory Board and provide advice and guidance in connection with scientific matters relating to the Company’s business. The agreements will continue until terminated by either the Company or the respective party for any reason upon ten days written notice. In connection with the agreements, the Company issued the advisors five-year and ten-year options to purchase up to an aggregate 100,000 shares of the Company’s common stock at exercise prices ranging between $1.25 to $1.70 per share. The options vest as follows: (i) an aggregate 50,000 options vested immediately and (ii) an aggregate 50,000 options vest on the one-year anniversary of the grant date. The options had an aggregate grant date value of $92,100 which is being amortized over the vesting term of the respective options. The options were subject to the Company’s sequencing policy and, as a result, were recorded as derivative liabilities. In addition, on each one-year anniversary of the respective agreement date (as long as the consultant remains engaged), options to purchase an additional 5,000 shares are to be granted to the respective consultant which shall be exercisable for a period of five years from the respective dates of grant at exercise prices equal to the fair market value of the Company’s common stock.

In October 2018, the Company entered into an agreement with a consultant to serve as Chairman of the Disc Advisory Committee of its Scientific Advisory Board (the “Disc Committee Chairman”) and provide advice and guidance in connection with scientific matters relating to the Company’s business. The agreement will continue until terminated by either party for any reason upon thirty days written notice. In connection with the agreement, the Company issued the Disc Committee Chairman a ten-year option to purchase up to 75,000 shares of the Company’s common stock at an exercise price of $1.80 per share. The option vests as follows: (i) 25,000 options vested immediately and (ii) 50,000 options vest upon the achievement of certain performance conditions. The option had a grant date value of $129,800 which is being recognized over the respective expected vesting period. The option was subject to the Company’s sequencing policy and, as a result, was recorded as a derivative liability.

See Note 10 - Stockholders’ Deficiency – Options and Note 11 – Derivative Liabilities for additional details.

Litigations, Claims and Assessments

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business, and as of December 31, 2018, none are expected to materially impact the Company’s financial position.

The Company records legal costs associated with loss contingencies as incurred and accrues for all probable and estimable settlements.

Employment Agreements

Chief Executive Officer

The Company and its Chief Executive Officer (“CEO”) are parties to an employment agreement that expires on December 31, 2019. Pursuant to the employment agreement, as amended, in the event that (a) the CEO’s employment is terminated by the Company without cause, or (b) the CEO terminates his employment for “good reason” (each as defined in the employment agreement), or (c) the term of the CEO’s employment agreement is not extended beyond December 31, 2019 and within three months of such expiration date, his employment is terminated by the Company without “cause” or the CEO terminates his employment for any reason, the CEO would be entitled to receive severance in an amount equal to his then annual base salary and certain benefits, plus $100,000 (in lieu of bonus). Further, in the event that the CEO’s employment is terminated by the Company without cause, or the CEO terminates his employment for “good reason”, following a “change in control” (as defined in the employment agreement), the CEO would be entitled to receive severance in an amount equal to one and one-half times his then annual base salary and certain benefits, plus $300,000 (in lieu of bonus). Additionally, as part of the amended employment agreement, the CEO is entitled to new performance-based cash bonuses payable for the years ending December 31, 2018 and 2019, such that an aggregate of up to 50% of the CEO’s then annual base salary per annum could be earned for such year pursuant to the satisfaction of such goals. See below Note 9 – Commitments and Contingencies – Employment Agreements – Other for details regarding the CEO’s bonus accruals.

Former Senior VP

In January 2018, the Company entered into an employment agreement with its then Senior Vice President of Planning and Business Development (the “Former Senior VP”). In October 2018, the Former Senior VP resigned from the Company. The Former Senior VP was entitled to any accrued unpaid salary and unused vacation days that was payable to him through his termination date pursuant to his employment agreement. As of December 31, 2018, the Company paid such liability due to the Former Senior VP. Additionally, the Former Senior VP’s unvested option to purchase 500,000 shares was forfeited as of the termination date. See Note 10 – Stockholders’ Deficiency – Stock Options for additional details.

Executive Vice President

In October 2018, the Company entered into an employment agreement with its new Executive Vice President and Chief Strategy Officer (the “Executive VP”). Pursuant to the employment agreement, in the event of the termination of the Executive VP’s employment by the Company without “cause” or the resignation by the Executive VP for “good reason” (each as defined in the employment agreement), the Executive VP would be entitled to receive severance in an amount equal to six months of his then annual base salary. Additionally, in connection with the employment agreement, the Executive VP was granted a ten-year option to purchase up to 500,000 shares of the Company’s common stock at an exercise price of $1.42 per share. The option vests as follows: (i) 100,000 options vested immediately, (ii) 150,000 options vest upon the earlier of (a) the achievement of a certain performance condition or (b) the first anniversary of the date of grant, and (iii) 250,000 options vest on the second anniversary of the date of grant. The option had a grant date value of $677,200 which is being recognized over the respective expected vesting period.

Other

In February 2017 and March 2017, the Company’s Compensation Committee and Board of Directors, respectively, approved the following associated with performance-based cash bonuses for certain of the Company’s officers and current employees: (i) new performance-based cash bonuses payable for the year ending December 31, 2017 such that an aggregate of up to $402,500 could be earned for such year pursuant to the satisfaction of such goals; and (ii) the amendment of the performance-based cash bonuses for the year ended December 31, 2016 such that an aggregate of up to $322,000 could be earned for such year pursuant to the satisfaction of such goals. Also, pursuant to the amendment of the performance-based cash bonuses, the Company’s officers and certain employees’ achievement date of 2016 milestones was extended from January 31, 2017 to July 31, 2017. As of December 31, 2018 and 2017, the Company accrued approximately $35,000 and $87,000, respectively, for 2016 bonus milestones which were achieved and $0 for 2017 bonus milestones since such milestones were deemed not probable to be achieved.

In May 2018, the Company’s Compensation Committee and Board of Directors, respectively, approved new performance-based cash bonuses payable for the year ending December 31, 2018 for certain of the Company’s officers and employees, such that, an aggregate of up to $400,938 could be earned for 2018 pursuant to the satisfaction of such goals. As of December 31, 2018, the Company accrued approximately $56,000 for 2018 bonus milestones which were achieved but remain unpaid.

As of December 31, 2018, three employees other than the CEO have “at-will” employment agreements with the Company that provide for aggregate cash severance payments of $368,750, payable over twelve months, upon involuntary termination. As of December 31, 2017, two employees other than the CEO have “at-will” employment agreements with the Company that provide for aggregate cash severance payments of $175,000, payable over twelve months, upon involuntary termination.